Supplement dated May 20, 2026, to the Initial Summary Prospectus, Updating Summary Prospectus and
Statutory Prospectus dated May 1, 2026, for the following variable annuity contracts issued by:

Pacific Life Insurance Company

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Choice Income

Pacific Destinations

Pacific Destinations B

Pacific Destinations O-Series

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey (Offered before October 1, 2013)

Pacific Odyssey (Offered on and after October 1, 2013)

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Select Variable Annuity

Pacific Value

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

Pacific Life & Annuity Company

Pacific Choice Variable Annuity NY

Pacific Choice 2 NY

Pacific Destinations NY

Pacific Destinations B NY

Pacific Destinations O-Series NY

Pacific Innovations Select NY

Pacific Journey Select NY (Offered before October 1, 2013)

Pacific Journey Select NY (Offered on and after October 1, 2013)

Pacific Navigator NY

Pacific Odyssey NY (Offered before October 1, 2013)

Pacific Odyssey NY (Offered on and after October 1, 2013)

Pacific One Select NY

Pacific Portfolios NY

Pacific Portfolios for Chase NY

Pacific Quest NY

Pacific Value NY

Pacific Value Edge NY

Pacific Value Select NY (Offered before October 1, 2013)

Pacific Value Select NY (Offered on and after October 1, 2013)

Pacific Voyages NY

The purpose of this supplement is to update certain underlying fund information.  This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectuses") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

As of May 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	1.05%

VASUPP1_0526